UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2007
Date of reporting period: August 31, 2006

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust Income Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
United Technologies	27,000	$1,693,170	1.98%	Aerospace - Equipment
Genuine Parts	21,000	$867,930	1.01%	Auto Parts - Retail/Whlsle
Nissan Motor ADR	50,000	$1,138,500	1.33%	Auto/Truck - Mfg Foreign
RPM	65,000	$1,222,650	1.43%	Buildg Prods - Retail/Whlsle
Plum Creek Timber	30,000	$1,044,900	1.22%	Buildg Prods - Wood
Weyerhaeuser	20,000	$1,240,000	1.45%	Buildg Prods - Wood
Hanson plc ADS	30,000	$1,890,000	2.21%	Building - Cement/Concrete/Ag
BASF AG ADS	21,000	$1,734,180	2.03%	Chemicals - Diversified
Foundation Coal Holdings	15,000	$538,800	0.63%	Coal
Procter & Gamble	30,000	$1,857,000	2.17%	Cosmetics & Toiletries
Honeywell International	31,000	$1,200,320	1.40%	Diversified Operations
3M	25,000	$1,792,500	2.09%	Diversified Operations
Taiwan Semiconductor ADS	120,000	$1,117,200	1.30%	Elec Components - Semicondtrs
Kellogg	26,000	$1,318,200	1.54%	Food - Flour & Grain
Unilever PLC ADS	50,000	$1,204,000	1.41%	Food - Misc Preparation
Parker-Hannifin	23,000	$1,703,150	1.99%	Instruments - Control
Manitowoc	40,000	$1,768,000	2.06%	Machinery - Const/Mining
Regal-Beloit	40,000	$1,726,400	2.02%	Machinery - Tools & Rel Prods
Abbott Laboratories	35,000	$1,704,500	1.99%	Medical - Drugs
Bristol-Myers Squibb	50,000	$1,087,500	1.27%	Medical - Drugs
GlaxoSmithKline plc ADR	30,000	$1,703,400	1.99%	Medical - Drugs
Lilly (Eli)	26,000	$1,454,180	1.70%	Medical - Drugs
Pfizer	52,000	$1,433,120	1.67%	Medical - Drugs
Wyeth	30,000	$1,461,000	1.71%	Medical - Drugs
Rio Tinto plc ADS	9,000	$1,813,050	2.12%	Metal Ores - Misc
BHP Billiton Ltd ADS	40,000	$1,684,000	1.97%	Metal Ores - Non Ferrous
Phelps Dodge	20,000	$1,790,000	2.09%	Metal Ores - Non Ferrous
Worthington Industries	25,000	$477,750	0.56%	Metal Prods - Fabrication
EnCana	34,000	$1,793,160	2.09%	Oil & Gas - Canadn Integrated
BP plc ADS	22,382	$1,523,095	1.78%	Oil & Gas - Intl Integrated
Exxon Mobil	30,000	$2,030,100	2.37%	Oil & Gas - Intl Integrated
ConocoPhillips	21,000	$1,332,030	1.56%	Oil & Gas - U S Integrated
Louisiana-Pacific	45,000	$880,200	1.03%	Paper & Paper Products
McGraw-Hill	30,000	$1,677,300	1.96%	Publishing - Books
Pearson plc ADS	70,000	$996,100	1.16%	Publishing - Books
Dow Jones & Co	20,000	$720,400	0.84%	Publishing - Newspapers
Duke Realty	50,000	$1,899,000	2.22%	Real Estate - Equity REITs
Public Storage International	21,000	$1,819,650	2.13%	Real Estate - Equity REITs
Tenaris SA ADR	17,000	$624,070	0.73%	Steel - Pipe & Tubes
Nucor	32,000	$1,563,840	1.83%	Steel - Producers
United States Steel	30,000	$1,745,100	2.04%	Steel - Producers
BCE	55,000	$1,374,450	1.61%	Telecommunctns - Equip
AT&T	55,000	$1,712,150	2.00%	Telecommunctns - Services
Bell Aliant Regional Communications	2,175	$68,165	0.08%	Telecommunctns - Services
Telus	36,000	$1,711,440	2.00%	Telecommunctns - Services
Burlington Northern Santa Fe	29,000	$1,941,550	2.27%	Transportation - Rail
Canadian National Railways	30,000	$1,282,800	1.50%	Transportation - Rail
Canadian Pacific Railway Ltd	28,000	$1,374,520	1.61%	Transportation - Rail
United Parcel Service, Cl B	19,000	$1,330,950	1.55%	Transportation - Services
Hunt Transport Svcs(J B)	50,000	$982,500	1.15%	Transportation - Truck
Avista	60,000	$1,454,400	1.70%	Utility - Electric Power
Duke Energy	70,000	$2,100,000	2.45%	Utility - Electric Power
FPL Group	50,000	$2,222,500	2.60%	Utility - Electric Power
IDACORP	55,000	$2,113,100	2.47%	Utility - Electric Power
NiSource	40,000	$846,800	0.99%	Utility - Electric Power
National Fuel Gas	42,000	$1,603,140	1.87%	Utility - Gas Distribution
Piedmont Natural Gas	60,000	$1,564,200	1.83%	Utility - Gas Distribution
Sempra Energy	31,000	$1,541,320	1.80%	Utility - Gas Distribution
Telecom Corp New Zealand ADS	15,000	$331,050	0.39%	Utility - Telephone
Telefonica SA ADS	35,000	$1,800,050	2.10%	Utility - Telephone

	TOTAL	$85,624,530

Amana Mutual Funds Trust Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Crane	85,000	$3,398,300	1.57%	Aerospace - Equipment
Harman International Industries	38,000	$3,082,560	1.43%	Audio/Video Home Products
Sony ADS	60,000	$2,604,600	1.21%	Audio/Video Home Products
Genuine Parts	30,000	$1,239,900	0.57%	Auto Parts - Retail/Whlsle
Supreme Industries	24,000	$155,280	0.07%	Auto/Truck - Manufacturing
Nissan Motor ADR	160,000	$3,643,200	1.69%	Auto/Truck - Mfg Foreign
Toyota Motor ADS	30,000	$3,250,200	1.51%	Auto/Truck - Mfg Foreign
Hansen Natural	40,000	$1,101,600	0.51%	Beverages - Soft Drink
PepsiCo	70,000	$4,569,600	2.12%	Beverages - Soft Drink
Building Materials Holding	80,000	$2,089,600	0.97%	Buildg Prods - Retail/Whlsle
Fastenal	80,000	$2,934,400	1.36%	Buildg Prods - Retail/Whlsle
Lowe's Companies	120,000	$3,247,200	1.50%	Buildg Prods - Retail/Whlsle
EMCOR Group	84,000	$4,656,960	2.16%	Building - Heavy Const
Washington Group Intl	50,000	$2,960,500	1.37%	Building - Heavy Const
Gartner Group	30,000	$467,700	0.22%	Business Services
Cisco Systems	150,000	$3,298,500	1.53%	Computer - Local Networks
International Business Machines	40,000	$3,238,800	1.50%	Computer - Mainframes
Quantum	300,000	$663,000	0.31%	Computer - Memory Devices
Apple Computer	100,000	$6,785,000	3.14%	Computer - Mini/Micro
Hewlett-Packard	92,000	$3,363,520	1.56%	Computer - Mini/Micro
Symbol Technologies	70,000	$840,700	0.39%	Computer - Peripheral
Adobe Systems	110,000	$3,568,400	1.65%	Computer - Software
Business Objects SA ADS	120,000	$3,343,200	1.55%	Computer - Software
Intuit	160,000	$4,841,600	2.24%	Computer - Software
Agilent Technologies	80,000	$2,572,800	1.19%	Elec Components - Misc
Advanced Micro Devices	125,000	$3,123,750	1.45%	Elec Components - Semicondtrs
Cree Research	40,000	$744,800	0.35%	Elec Components - Semicondtrs
Freescale Semiconductor	100,000	$3,091,000	1.43%	Elec Components - Semicondtrs
Taiwan Semiconductor ADS	231,747	$2,157,565	1.00%	Elec Components - Semicondtrs
Motorola	130,000	$3,039,400	1.41%	Electronics - Misc Products
Potash Corp of Saskatchewan	29,000	$2,841,130	1.32%	Fertilizers
Caribou Coffee	50,000	$382,500	0.18%	Food - Misc Preparation
Trimble Navigation	85,000	$4,162,450	1.93%	Instruments - Elec Measuring
SumTotal Systems	15,000	$97,350	0.05%	Internet Content
Manitowoc	70,000	$3,094,000	1.43%	Machinery - Const/Mining
Lincoln Electric Holdings	60,000	$3,301,800	1.53%	Machinery - Tools & Rel Prods
Regal-Beloit	45,000	$1,942,200	0.90%	Machinery - Tools & Rel Prods
Amgen	55,000	$3,741,650	1.73%	Medical - Biomed/Genetics
Genentech	35,000	$2,888,200	1.34%	Medical - Biomed/Genetics
Lilly (Eli)	25,000	$1,398,250	0.65%	Medical - Drugs
Novartis AG ADR	55,000	$3,141,600	1.46%	Medical - Drugs
Novo-Nordisk A/S ADR	35,000	$2,582,300	1.20%	Medical - Drugs
Pharmaceutical Product Development	90,000	$3,430,800	1.59%	Medical - Drugs
Wyeth	30,000	$1,461,000	0.68%	Medical - Drugs
Barr Pharmaceuticals	55,000	$3,107,500	1.44%	Medical - Generic Drugs
Caremark Rx	60,000	$3,476,400	1.61%	Medical - Hlth Maint Orgs
Humana	50,000	$3,046,500	1.41%	Medical - Hlth Maint Orgs
IMS Health	105,000	$2,865,450	1.33%	Medical - Misc Products
Zimmer Holdings	32,000	$2,176,000	1.01%	Medical - Misc Products
DENTSPLY International	100,000	$3,258,000	1.51%	Medical - Supplies
Johnson & Johnson	56,000	$3,620,960	1.68%	Medical - Supplies
Anglo-American plc ADR	180,000	$3,902,400	1.81%	Metal Ores - Gold
Rio Tinto plc ADS	15,000	$3,021,750	1.40%	Metal Ores - Misc
Canon ADS	85,000	$4,222,800	1.96%	Office Automation
Staples	100,000	$2,256,000	1.05%	Office Equip & Supplies
EnCana	80,000	$4,219,200	1.96%	Oil & Gas - Canadn Integrated
BP plc ADS	60,000	$4,083,000	1.89%	Oil & Gas - Intl Integrated
Noble	45,000	$2,942,550	1.36%	Oil & Gas - Offshore Drillng
Patterson - UTI Energy	80,000	$2,192,000	1.02%	Oil & Gas - U S Explo & Prod
McGraw-Hill	75,000	$4,193,250	1.94%	Publishing - Books
Wiley (John) & Sons, Cl A	33,000	$1,138,500	0.53%	Publishing - Books
American Eagle Outfitters	90,000	$3,474,900	1.61%	Retail - Apparel/Shoe
Best Buy	75,000	$3,525,000	1.63%	Retail - Consumer Elect
Build-A-Bear-Workshop	80,000	$1,746,400	0.81%	Retail - Home Furnishings
Restoration Hardware	70,000	$492,100	0.23%	Retail - Home Furnishings
Bed Bath & Beyond	70,000	$2,361,100	1.09%	Retail - Misc/Diversified
Oakley	80,000	$1,316,000	0.61%	Retail - Misc/Diversified
PETsMART	80,000	$2,008,000	0.93%	Retail - Misc/Diversified
Clorox	43,000	$2,571,830	1.19%	Soap & Cleaning Preparatns
America Movil ADR Series L	95,000	$3,544,450	1.64%	Telecommunctns - Cellular
China Mobile (Hong Kong) Ltd	100,000	$3,331,000	1.54%	Telecommunctns - Cellular
Harris	80,000	$3,513,600	1.63%	Telecommunctns - Equip
Qualcomm	100,000	$3,767,000	1.75%	Telecommunctns - Equip
Coach	45,000	$1,358,550	0.63%	Textile - Apparel Mfg
LAN Airlines SA	40,000	$1,398,000	0.65%	Transportation - Airline
Canadian Pacific Railway Ltd	40,000	$1,963,600	0.91%	Transportation - Rail
Norfolk Southern	50,000	$2,136,500	0.99%	Transportation - Rail
United Parcel Service, Cl B	44,000	$3,082,200	1.43%	Transportation - Services
Avista	80,000	$1,939,200	0.90%	Utility - Electric Power

	TOTAL	$215,790,555

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 18, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2006

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2006